Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Core S&P 500 ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)(b)
.............. 632,365 $ 123,387,059
Boeing Co. (The)
(a)(b)
................. 5,094,674 1,075,791,362
General Dynamics Corp. .............. 2,026,713 436,047,302
Howmet Aerospace, Inc.
(a)
............. 3,314,133 164,248,432
Huntington Ingalls Industries, Inc. ........ 359,399 81,799,213
L3Harris Technologies, Inc. ............ 1,706,794 334,139,061
Lockheed Martin Corp. ............... 2,030,650 934,870,647
Northrop Grumman Corp. ............. 1,286,008 586,162,446
Raytheon Technologies Corp. .......... 13,163,745 1,289,520,460
Textron, Inc.
(a)
..................... 1,817,011 122,884,454
TransDigm Group, Inc. ............... 470,096 420,345,740
5,569,196,176
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(a)
......... 1,049,056 98,978,434
Expeditors International of Washington, Inc.
(a)
1,376,501 166,735,566
FedEx Corp. ...................... 2,083,297 516,449,326
United Parcel Service, Inc., Class B ...... 6,529,652 1,170,440,121
1,952,603,447
Automobile Components — 0.1%
Aptiv plc
(b)
........................ 2,435,578 248,648,158
BorgWarner, Inc. ................... 2,111,500 103,273,465
351,921,623
Automobiles — 2.2%
Ford Motor Co. .................... 35,405,418 535,683,974
General Motors Co. ................. 12,523,873 482,920,543
Tesla, Inc.
(a)(b)
..................... 24,271,492 6,353,548,461
7,372,152,978
Banks — 3.0%
Bank of America Corp. ............... 62,462,356 1,792,044,994
Citigroup, Inc. ..................... 17,538,668 807,480,275
Citizens Financial Group, Inc. .......... 4,360,308 113,716,832
Comerica, Inc. ..................... 1,186,265 50,250,185
Fifth Third Bancorp ................. 6,142,811 161,003,076
Huntington Bancshares, Inc. ........... 13,005,794 140,202,459
JPMorgan Chase & Co.

.............. 26,327,535 3,829,076,690
KeyCorp ......................... 8,425,957 77,855,843
M&T Bank Corp. ................... 1,494,339 184,939,395
PNC Financial Services Group, Inc. (The) .. 3,595,675 452,875,266
Regions Financial Corp. .............. 8,453,424 150,640,016
Truist Financial Corp. ................ 11,999,565 364,186,798
US Bancorp ...................... 12,567,443 415,228,317
Wells Fargo & Co. .................. 33,804,560 1,442,778,621
Zions Bancorp NA .................. 1,341,034 36,020,173
10,018,298,940
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS ...... 1,647,755 110,037,079
Coca-Cola Co. (The) ................ 35,064,944 2,111,610,928
Constellation Brands, Inc., Class A ....... 1,452,643 357,539,021
Keurig Dr Pepper, Inc. ............... 7,588,170 237,282,076
Molson Coors Beverage Co., Class B ..... 1,691,445 111,364,739
Monster Beverage Corp.
(a)(b)
............ 6,883,935 395,413,226
PepsiCo, Inc. ..................... 12,411,927 2,298,937,119
5,622,184,188
Biotechnology — 1.9%
AbbVie, Inc. ...................... 15,896,291 2,141,707,286
Amgen, Inc. ...................... 4,813,903 1,068,782,744
Biogen, Inc.
(b)
..................... 1,304,050 371,458,643
Gilead Sciences, Inc. ................ 11,237,663 866,086,687
Incyte Corp.
(a)(b)
.................... 1,668,196 103,845,201
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)(b)
................... 2,953,570 $ 358,858,755
Regeneron Pharmaceuticals, Inc.
(a)(b)
...... 972,064 698,466,867
Vertex Pharmaceuticals, Inc.
(a)(b)
......... 2,320,337 816,549,794
6,425,755,977
Broadline Retail — 3.2%
Amazon.com, Inc.
(a)(b)
................ 80,420,801 10,483,655,618
eBay, Inc. ........................ 4,817,574 215,297,382
Etsy, Inc.
(a)(b)
...................... 1,111,324 94,029,124
10,792,982,124
Building Products — 0.4%
Allegion plc ....................... 792,369 95,100,127
AO Smith Corp. .................... 1,121,945 81,655,157
Carrier Global Corp. ................. 7,521,203 373,879,001
Johnson Controls International plc ....... 6,177,296 420,920,950
Masco Corp. ...................... 2,027,908 116,361,361
Trane Technologies plc ............... 2,054,533 392,949,982
1,480,866,578
Capital Markets — 2.6%
Ameriprise Financial, Inc. ............. 938,543 311,746,443
Bank of New York Mellon Corp. (The) ..... 6,469,667 288,029,575
BlackRock, Inc.
(c)
................... 1,349,284 932,544,144
Cboe Global Markets, Inc. ............. 952,718 131,484,611
Charles Schwab Corp. (The) ........... 13,388,418 758,855,532
CME Group, Inc., Class A ............. 3,240,735 600,475,788
FactSet Research Systems, Inc. ......... 345,231 138,316,800
Franklin Resources, Inc. .............. 2,565,497 68,524,425
Goldman Sachs Group, Inc. (The) ....... 2,995,109 966,042,457
Intercontinental Exchange, Inc. ......... 5,043,973 570,372,467
Invesco Ltd. ...................... 4,127,739 69,387,293
MarketAxess Holdings, Inc. ............ 339,410 88,728,562
Moody's Corp. ..................... 1,421,709 494,356,653
Morgan Stanley .................... 11,736,187 1,002,270,370
MSCI, Inc. ....................... 721,315 338,505,916
Nasdaq, Inc. ...................... 3,050,959 152,090,306
Northern Trust Corp. ................. 1,877,032 139,163,153
Raymond James Financial, Inc. ......... 1,718,230 178,300,727
S&P Global, Inc. ................... 2,955,005 1,184,631,954
State Street Corp. .................. 3,011,417 220,375,496
T. Rowe Price Group, Inc. ............. 2,023,188 226,637,520
8,860,840,192
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 2,001,166 599,409,252
Albemarle Corp.
(a)
.................. 1,057,089 235,825,985
Celanese Corp. .................... 901,699 104,416,744
CF Industries Holdings, Inc. ............ 1,756,113 121,909,364
Corteva, Inc. ...................... 6,407,266 367,136,342
Dow, Inc. ........................ 6,372,346 339,391,148
DuPont de Nemours, Inc. ............. 4,135,423 295,434,619
Eastman Chemical Co. ............... 1,073,442 89,868,564
Ecolab, Inc. ...................... 2,231,633 416,623,565
FMC Corp. ....................... 1,126,522 117,541,306
International Flavors & Fragrances, Inc. .... 2,298,207 182,914,295
Linde plc ........................ 4,410,898 1,680,905,010
LyondellBasell Industries NV, Class A ..... 2,285,783 209,903,453
Mosaic Co. (The) ................... 2,992,073 104,722,555
PPG Industries, Inc. ................. 2,120,930 314,533,919
Sherwin-Williams Co. (The) ............ 2,114,248 561,375,129
5,741,911,250
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 778,843 387,147,278
Copart, Inc.
(a)(b)
.................... 3,864,395 352,471,468
Republic Services, Inc. ............... 1,852,147 283,693,356

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ....................... 2,087,053 $ 89,388,480
Waste Management, Inc. .............. 3,335,204 578,391,078
1,691,091,660
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)(b)
.............. 2,249,652 364,578,603
Cisco Systems, Inc. ................. 36,900,161 1,909,214,330
F5, Inc.
(a)(b)
....................... 544,754 79,675,720
Juniper Networks, Inc. ............... 2,897,259 90,771,124
Motorola Solutions, Inc. .............. 1,510,970 443,137,282
2,887,377,059
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,307,937 256,944,224
Construction Materials — 0.2%
Martin Marietta Materials, Inc.
(a)
......... 558,106 257,671,959
Vulcan Materials Co. ................ 1,198,794 270,256,120
527,928,079
Consumer Finance — 0.5%
American Express Co. ............... 5,356,846 933,162,573
Capital One Financial Corp. ............ 3,439,739 376,204,254
Discover Financial Services ............ 2,287,864 267,336,908
Synchrony Financial ................. 3,861,057 130,967,054
1,707,670,789
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 3,995,410 2,151,048,836
Dollar General Corp. ................ 1,973,986 335,143,343
Dollar Tree, Inc.
(a)(b)
................. 1,873,218 268,806,783
Kroger Co. (The) ................... 5,883,589 276,528,683
Sysco Corp. ...................... 4,562,727 338,554,343
Target Corp. ...................... 4,158,224 548,469,746
Walgreens Boots Alliance, Inc. .......... 6,451,654 183,807,622
Walmart, Inc. ...................... 12,636,512 1,986,206,956
6,088,566,312
Containers & Packaging — 0.2%
Amcor plc ........................ 13,256,544 132,300,309
Avery Dennison Corp. ................ 727,726 125,023,327
Ball Corp.
(a)
....................... 2,833,818 164,956,546
International Paper Co. ............... 3,126,748 99,461,854
Packaging Corp. of America ........... 810,235 107,080,657
Sealed Air Corp. ................... 1,301,204 52,048,160
WestRock Co. ..................... 2,307,512 67,079,374
747,950,227
Distributors — 0.1%
Genuine Parts Co. .................. 1,267,039 214,421,010
LKQ Corp. ....................... 2,287,680 133,303,114
Pool Corp. ....................... 351,697 131,759,764
479,483,888
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 64,406,868 1,027,289,545
Verizon Communications, Inc. .......... 37,874,606 1,408,556,597
2,435,846,142
Electric Utilities — 1.7%
Alliant Energy Corp. ................. 2,264,776 118,855,444
American Electric Power Co., Inc. ........ 4,637,870 390,508,654
Constellation Energy Corp. ............ 2,922,685 267,571,812
Duke Energy Corp. ................. 6,942,973 623,062,397
Edison International ................. 3,450,369 239,628,127
Entergy Corp. ..................... 1,904,929 185,482,937
Evergy, Inc. ....................... 2,069,211 120,883,307
Eversource Energy ................. 3,142,823 222,889,007
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ...................... 8,960,296 $ 365,042,459
FirstEnergy Corp. .................. 4,902,726 190,617,987
NextEra Energy, Inc. ................ 18,229,417 1,352,622,741
NRG Energy, Inc. ................... 2,072,479 77,489,990
PG&E Corp.
(a)(b)
.................... 14,564,123 251,668,045
Pinnacle West Capital Corp. ........... 1,020,371 83,119,422
PPL Corp. ....................... 6,640,416 175,705,407
Southern Co. (The) ................. 9,823,656 690,111,834
Xcel Energy, Inc. ................... 4,958,258 308,254,900
5,663,514,470
Electrical Equipment — 0.6%
AMETEK, Inc.
(a)
.................... 2,076,412 336,129,575
Eaton Corp. plc .................... 3,591,035 722,157,138
Emerson Electric Co. ................ 5,148,781 465,398,315
Generac Holdings, Inc.
(a)(b)
............. 560,292 83,556,346
Rockwell Automation, Inc. ............. 1,034,960 340,967,572
1,948,208,946
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 5,363,349 455,616,498
CDW Corp. ....................... 1,214,359 222,834,876
Corning, Inc. ...................... 6,893,135 241,535,450
Keysight Technologies, Inc.
(a)(b)
.......... 1,604,933 268,746,031
TE Connectivity Ltd. ................. 2,838,895 397,899,523
Teledyne Technologies, Inc.
(b)
........... 423,835 174,242,807
Trimble, Inc.
(a)(b)
.................... 2,231,989 118,161,498
Zebra Technologies Corp., Class A
(a)(b)
..... 464,137 137,305,649
2,016,342,332
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 9,120,539 288,300,238
Halliburton Co. .................... 8,126,657 268,098,414
Schlumberger NV .................. 12,841,064 630,753,064
1,187,151,716
Entertainment — 1.4%
Activision Blizzard, Inc.
(b)
.............. 6,445,242 543,333,901
Electronic Arts, Inc.
(a)
................ 2,347,066 304,414,460
Live Nation Entertainment, Inc.
(a)(b)
....... 1,296,641 118,136,961
Netflix, Inc.
(a)(b)
..................... 4,004,975 1,764,151,438
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,428,466 210,213,057
Walt Disney Co. (The)
(b)
.............. 16,462,585 1,469,779,589
Warner Bros Discovery, Inc.
(a)(b)
......... 19,972,145 250,450,698
4,660,480,104
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B
(b)
...... 16,066,067 5,478,528,847
Fidelity National Information Services, Inc. .. 5,333,687 291,752,679
Fiserv, Inc.
(a)(b)
..................... 5,561,457 701,577,800
FleetCor Technologies, Inc.
(a)(b)
.......... 665,172 167,011,386
Global Payments, Inc. ............... 2,360,019 232,509,072
Jack Henry & Associates, Inc. .......... 656,211 109,803,787
Mastercard, Inc., Class A .............. 7,538,507 2,964,894,803
PayPal Holdings, Inc.
(a)(b)
.............. 10,051,675 670,748,273
Visa, Inc., Class A .................. 14,578,926 3,462,203,346
14,079,029,993
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 4,906,755 370,754,408
Bunge Ltd. ....................... 1,356,745 128,008,891
Campbell Soup Co. ................. 1,804,916 82,502,710
Conagra Brands, Inc. ................ 4,296,534 144,879,126
General Mills, Inc. .................. 5,291,570 405,863,419
Hershey Co. (The) .................. 1,326,913 331,330,176
Hormel Foods Corp. ................. 2,609,608 104,958,434
JM Smucker Co. (The) ............... 960,726 141,870,408

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Kellogg Co. ....................... 2,316,007 $ 156,098,872
Kraft Heinz Co. (The) ................ 7,186,675 255,126,962
Lamb Weston Holdings, Inc. ........... 1,312,665 150,890,842
McCormick & Co., Inc., NVS ........... 2,259,850 197,126,716
Mondelez International, Inc., Class A ...... 12,269,264 894,920,116
Tyson Foods, Inc., Class A ............ 2,573,047 131,328,319
3,495,659,399
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 1,301,676 151,436,986
Ground Transportation — 0.8%
CSX Corp. ....................... 18,316,225 624,583,273
JB Hunt Transport Services, Inc. ........ 746,137 135,073,181
Norfolk Southern Corp. ............... 2,050,843 465,049,159
Old Dominion Freight Line, Inc.
(a)
........ 810,080 299,527,080
Union Pacific Corp. ................. 5,492,902 1,123,957,607
2,648,190,300
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories ................. 15,666,535 1,707,965,646
Align Technology, Inc.
(a)(b)
.............. 641,142 226,733,457
Baxter International, Inc. .............. 4,557,350 207,632,866
Becton Dickinson & Co. .............. 2,558,763 675,539,020
Boston Scientific Corp.
(b)
.............. 12,952,535 700,602,618
Cooper Cos., Inc. (The)
(a)
............. 445,597 170,855,258
Dentsply Sirona, Inc. ................ 1,914,252 76,608,365
Dexcom, Inc.
(a)(b)
................... 3,492,309 448,796,630
Edwards Lifesciences Corp.
(a)(b)
......... 5,461,584 515,191,219
GE HealthCare Technologies, Inc.
(a)
...... 3,522,918 286,201,858
Hologic, Inc.
(a)(b)
.................... 2,216,174 179,443,609
IDEXX Laboratories, Inc.
(a)(b)
........... 747,842 375,588,688
Insulet Corp.
(a)(b)
.................... 627,934 181,058,489
Intuitive Surgical, Inc.
(a)(b)
.............. 3,156,848 1,079,452,605
Medtronic plc ..................... 11,986,095 1,055,974,969
ResMed, Inc. ..................... 1,323,743 289,237,845
STERIS plc ....................... 894,436 201,230,211
Stryker Corp. ..................... 3,043,702 928,603,043
Teleflex, Inc.
(a)
..................... 423,172 102,420,319
Zimmer Biomet Holdings, Inc.
(a)
......... 1,879,065 273,591,864
9,682,728,579
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp. ............. 1,459,258 280,805,017
Cardinal Health, Inc. ................. 2,293,720 216,917,101
Centene Corp.
(a)(b)
.................. 4,943,956 333,469,832
Cigna Group (The) .................. 2,665,577 747,960,906
CVS Health Corp. .................. 11,550,054 798,455,233
DaVita, Inc.
(a)(b)
.................... 498,444 50,078,669
Elevance Health, Inc. ................ 2,135,707 948,873,263
HCA Healthcare, Inc. ................ 1,858,715 564,082,828
Henry Schein, Inc.
(a)(b)
................ 1,180,202 95,714,382
Humana, Inc. ..................... 1,125,680 503,325,298
Laboratory Corp. of America Holdings ..... 798,217 192,633,709
McKesson Corp.
(a)
.................. 1,221,658 522,026,680
Molina Healthcare, Inc.
(a)(b)
............. 524,981 158,145,277
Quest Diagnostics, Inc. ............... 1,009,113 141,840,923
UnitedHealth Group, Inc. .............. 8,387,877 4,031,549,201
Universal Health Services, Inc., Class B
(a)
.. 566,973 89,451,330
9,675,329,649
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 4,928,303 99,058,890
Ventas, Inc. ...................... 3,604,129 170,367,178
Welltower, Inc. ..................... 4,477,833 362,211,911
631,637,979
Security
Shares
Shares Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 6,407,685 $ 107,841,339
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
(a)(b)
............. 332,738 898,502,404
Caesars Entertainment, Inc.
(a)(b)
......... 1,938,844 98,822,879
Carnival Corp.
(a)(b)
................... 9,048,989 170,392,463
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 248,609 531,774,651
Darden Restaurants, Inc. ............. 1,089,445 182,024,471
Domino's Pizza, Inc. ................. 318,160 107,216,738
Expedia Group, Inc.
(a)(b)
............... 1,284,696 140,532,895
Hilton Worldwide Holdings, Inc.
(a)
........ 2,384,056 346,999,351
Las Vegas Sands Corp.
(b)
............. 2,960,796 171,726,168
Marriott International, Inc., Class A ....... 2,323,013 426,714,258
McDonald's Corp. .................. 6,577,601 1,962,821,914
MGM Resorts International ............ 2,720,396 119,479,792
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 3,821,420 83,192,313
Royal Caribbean Cruises Ltd.
(a)(b)
........ 1,981,471 205,557,802
Starbucks Corp. .................... 10,330,779 1,023,366,968
Wynn Resorts Ltd. .................. 932,965 98,530,434
Yum! Brands, Inc. .................. 2,523,406 349,617,901
6,917,273,402
Household Durables — 0.4%
DR Horton, Inc. .................... 2,796,263 340,277,245
Garmin Ltd. ....................... 1,378,111 143,723,196
Lennar Corp., Class A ................ 2,286,314 286,498,007
Mohawk Industries, Inc.
(a)(b)
............ 474,859 48,986,454
Newell Brands, Inc. ................. 3,381,979 29,423,217
NVR, Inc.
(a)(b)
...................... 27,513 174,724,608
PulteGroup, Inc. ................... 2,011,116 156,223,491
Whirlpool Corp. .................... 493,349 73,405,398
1,253,261,616
Household Products — 1.4%
Church & Dwight Co., Inc. ............. 2,200,617 220,567,842
Clorox Co. (The) ................... 1,113,760 177,132,390
Colgate-Palmolive Co. ............... 7,473,739 575,776,853
Kimberly-Clark Corp. ................ 3,039,556 419,641,101
Procter & Gamble Co. (The) ........... 21,234,458 3,222,116,657
4,615,234,843
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 6,030,160 125,005,217
Industrial Conglomerates — 0.8%
3M Co. .......................... 4,970,134 497,460,712
General Electric Co.
(a)
................ 9,810,643 1,077,699,134
Honeywell International, Inc. ........... 5,995,009 1,243,964,367
2,819,124,213
Industrial REITs — 0.3%
Prologis, Inc. ...................... 8,319,671 1,020,241,255
Insurance — 2.1%
Aflac, Inc. ........................ 4,953,696 345,767,981
Allstate Corp. (The) ................. 2,368,070 258,214,353
American International Group, Inc. ....... 6,520,455 375,186,981
Aon plc, Class A ................... 1,840,081 635,195,961
Arch Capital Group Ltd.
(a)(b)
............ 3,355,260 251,141,211
Arthur J Gallagher & Co. .............. 1,929,763 423,718,062
Assurant, Inc. ..................... 475,996 59,842,217
Brown & Brown, Inc. ................. 2,121,007 146,010,122
Chubb Ltd. ....................... 3,730,857 718,413,824
Cincinnati Financial Corp. ............. 1,416,363 137,840,447
Everest Re Group Ltd. ............... 386,302 132,061,202
Globe Life, Inc. .................... 800,600 87,761,772
Hartford Financial Services Group, Inc. (The) 2,795,013 201,296,836

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Lincoln National Corp. ............... 1,384,402 $ 35,662,195
Loews Corp.
(a)
..................... 1,704,128 101,191,121
Marsh & McLennan Cos., Inc. .......... 4,457,056 838,283,092
MetLife, Inc. ...................... 5,795,555 327,622,724
Principal Financial Group, Inc. .......... 2,034,103 154,266,371
Progressive Corp. (The) .............. 5,273,676 698,076,492
Prudential Financial, Inc. .............. 3,288,335 290,096,914
Travelers Cos., Inc. (The) ............. 2,080,907 361,370,310
Willis Towers Watson plc .............. 959,678 226,004,169
WR Berkley Corp. .................. 1,809,012 107,744,755
6,912,769,112
Interactive Media & Services — 5.3%
(b)
Alphabet, Inc., Class A ............... 53,523,696 6,406,786,411
Alphabet, Inc., Class C, NVS ........... 46,040,536 5,569,523,640
Match Group, Inc. .................. 2,512,528 105,149,297
Meta Platforms, Inc., Class A ........... 19,929,746 5,719,438,507
17,800,897,855
IT Services — 1.2%
Accenture plc, Class A ............... 5,689,630 1,755,706,025
Akamai Technologies, Inc.
(a)(b)
........... 1,371,217 123,231,272
Cognizant Technology Solutions Corp., Class A 4,575,331 298,677,608
DXC Technology Co.
(a)(b)
.............. 2,047,119 54,699,020
EPAM Systems, Inc.
(a)(b)
.............. 521,720 117,256,570
Gartner, Inc.
(b)
..................... 712,081 249,449,095
International Business Machines Corp. .... 8,180,760 1,094,667,496
VeriSign, Inc.
(a)(b)
................... 815,891 184,366,889
3,878,053,975
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,173,839 76,029,552
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. ............. 2,664,054 320,352,494
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 192,334 72,917,666
Bio-Techne Corp. ................... 1,418,369 115,781,461
Charles River Laboratories International, Inc.
(a)
(b)
........................... 461,153 96,957,418
Danaher Corp. .................... 5,983,081 1,435,939,440
Illumina, Inc.
(a)(b)
.................... 1,424,396 267,060,006
IQVIA Holdings, Inc.
(a)(b)
............... 1,671,652 375,737,220
Mettler-Toledo International, Inc.
(a)(b)
...... 198,368 260,187,404
Revvity, Inc.
(a)
..................... 1,130,122 134,247,192
Thermo Fisher Scientific, Inc. ........... 3,475,069 1,813,117,251
Waters Corp.
(a)(b)
................... 531,822 141,751,836
West Pharmaceutical Services, Inc. ...... 668,834 255,808,940
5,289,858,328
Machinery — 1.8%
Caterpillar, Inc. .................... 4,642,930 1,142,392,927
Cummins, Inc. ..................... 1,275,392 312,675,103
Deere & Co. ...................... 2,429,336 984,342,654
Dover Corp. ...................... 1,259,979 186,035,899
Fortive Corp.
(a)
..................... 3,185,165 238,154,787
IDEX Corp. ....................... 680,862 146,562,354
Illinois Tool Works, Inc. ............... 2,491,476 623,267,636
Ingersoll Rand, Inc. ................. 3,644,411 238,198,703
Nordson Corp. ..................... 484,906 120,343,971
Otis Worldwide Corp. ................ 3,723,409 331,420,635
PACCAR, Inc. ..................... 4,708,065 393,829,637
Parker-Hannifin Corp. ................ 1,155,870 450,835,535
Pentair plc ....................... 1,486,100 96,002,060
Snap-on, Inc. ..................... 477,506 137,612,454
Stanley Black & Decker, Inc. ........... 1,379,734 129,294,873
Westinghouse Air Brake Technologies Corp. . 1,620,525 177,722,977
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ....................... 2,155,588 $ 242,762,321
5,951,454,526
Media — 0.7%
Charter Communications, Inc., Class A
(a)(b)
.. 936,015 343,863,831
Comcast Corp., Class A .............. 37,472,785 1,556,994,217
Fox Corp., Class A, NVS
(a)
............. 2,423,998 82,415,932
Fox Corp., Class B .................. 1,237,840 39,474,718
Interpublic Group of Cos., Inc. (The) ...... 3,477,863 134,175,954
News Corp., Class A, NVS ............ 3,432,489 66,933,535
News Corp., Class B ................ 1,057,733 20,858,495
Omnicom Group, Inc. ................ 1,797,443 171,026,701
Paramount Global, Class B, NVS
(a)
....... 4,567,720 72,672,425
2,488,415,808
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 12,912,754 516,510,160
Newmont Corp. .................... 7,159,700 305,432,802
Nucor Corp. ...................... 2,263,298 371,135,606
Steel Dynamics, Inc. ................. 1,446,716 157,590,774
1,350,669,342
Multi-Utilities — 0.7%
Ameren Corp. ..................... 2,365,894 193,222,563
CenterPoint Energy, Inc. .............. 5,685,036 165,718,799
CMS Energy Corp. .................. 2,627,551 154,368,621
Consolidated Edison, Inc. ............. 3,122,028 282,231,331
Dominion Energy, Inc. ................ 7,531,171 390,039,346
DTE Energy Co. ................... 1,856,855 204,291,187
NiSource, Inc. ..................... 3,721,367 101,779,388
Public Service Enterprise Group, Inc. ..... 4,495,242 281,447,102
Sempra Energy .................... 2,834,740 412,709,797
WEC Energy Group, Inc. .............. 2,841,851 250,764,932
2,436,573,066
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 1,418,420 160,976,486
Boston Properties, Inc. ............... 1,283,182 73,898,451
234,874,937
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. ....................... 2,780,272 95,001,894
Chevron Corp. ..................... 15,700,126 2,470,414,826
ConocoPhillips .................... 10,901,701 1,129,525,241
Coterra Energy, Inc. ................. 6,824,051 172,648,490
Devon Energy Corp. ................. 5,781,229 279,464,610
Diamondback Energy, Inc. ............. 1,631,477 214,310,819
EOG Resources, Inc. ................ 5,269,136 602,999,924
EQT Corp. ....................... 3,258,091 134,005,283
Exxon Mobil Corp. .................. 36,424,231 3,906,498,775
Hess Corp. ....................... 2,489,641 338,466,694
Kinder Morgan, Inc. ................. 17,781,724 306,201,287
Marathon Oil Corp. .................. 5,564,090 128,085,352
Marathon Petroleum Corp. ............ 3,822,476 445,700,701
Occidental Petroleum Corp. ............ 6,473,071 380,616,575
ONEOK, Inc. ...................... 4,031,143 248,802,146
Phillips 66 ........................ 4,133,945 394,295,674
Pioneer Natural Resources Co. ......... 2,105,795 436,278,608
Targa Resources Corp. ............... 2,034,801 154,848,356
Valero Energy Corp. ................. 3,256,963 382,041,760
Williams Cos., Inc. (The) .............. 10,974,940 358,112,292
12,578,319,307
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)(b)
............. 1,152,422 61,285,802
American Airlines Group, Inc.
(a)(b)
........ 5,881,738 105,518,380
Delta Air Lines, Inc.
(a)(b)
............... 5,790,319 275,271,765

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Southwest Airlines Co. ............... 5,361,146 $ 194,127,097
United Airlines Holdings, Inc.
(a)(b)
......... 2,954,728 162,125,925
798,328,969
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 2,089,003 410,238,409
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. .............. 18,927,018 1,210,382,801
Catalent, Inc.
(a)(b)
................... 1,620,063 70,245,932
Eli Lilly & Co. ..................... 7,098,305 3,328,963,079
Johnson & Johnson ................. 23,412,516 3,875,239,648
Merck & Co., Inc. ................... 22,860,329 2,637,853,363
Organon & Co. .................... 2,297,948 47,820,298
Pfizer, Inc. ....................... 50,859,722 1,865,534,603
Viatris, Inc. ....................... 10,802,302 107,806,974
Zoetis, Inc., Class A ................. 4,163,230 716,949,838
13,860,796,536
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 3,721,904 818,037,280
Broadridge Financial Solutions, Inc. ...... 1,062,955 176,057,237
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,396,732 93,539,142
CoStar Group, Inc.
(b)
................. 3,680,583 327,571,887
Equifax, Inc.
(a)
..................... 1,104,894 259,981,558
Jacobs Solutions, Inc. ................ 1,142,830 135,871,059
Leidos Holdings, Inc. ................ 1,235,763 109,340,310
Paychex, Inc. ..................... 2,890,570 323,368,066
Paycom Software, Inc. ............... 437,961 140,690,591
Robert Half International, Inc. ........... 968,740 72,868,623
Verisk Analytics, Inc. ................. 1,304,489 294,853,649
2,752,179,402
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)(b)
.......... 2,800,359 226,016,975
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 1,279,305 242,134,057
Camden Property Trust ............... 961,855 104,717,154
Equity Residential .................. 3,072,275 202,677,982
Essex Property Trust, Inc. ............. 578,194 135,470,854
Invitation Homes, Inc. ................ 5,237,282 180,162,501
Mid-America Apartment Communities, Inc. .. 1,051,035 159,610,175
UDR, Inc. ........................ 2,787,648 119,757,358
1,144,530,081
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 660,958 63,960,906
Kimco Realty Corp. ................. 5,584,760 110,131,467
Realty Income Corp. ................. 6,065,230 362,640,102
Regency Centers Corp. .............. 1,385,409 85,576,714
Simon Property Group, Inc. ............ 2,945,943 340,197,497
962,506,686
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(b)
......... 14,508,077 1,652,615,051
Analog Devices, Inc. ................. 4,557,368 887,820,860
Applied Materials, Inc. ............... 7,613,805 1,100,499,375
Broadcom, Inc. .................... 3,756,156 3,258,202,399
Enphase Energy, Inc.
(a)(b)
.............. 1,234,661 206,781,024
First Solar, Inc.
(a)(b)
.................. 895,011 170,132,641
Intel Corp. ....................... 37,577,449 1,256,589,895
KLA Corp. ........................ 1,236,049 599,508,486
Lam Research Corp. ................ 1,210,266 778,031,601
Microchip Technology, Inc. ............. 4,935,243 442,148,420
Micron Technology, Inc. ............... 9,859,667 622,243,584
Monolithic Power Systems, Inc. ......... 405,887 219,272,334
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 22,280,926 $ 9,425,277,317
NXP Semiconductors NV
(a)
............ 2,340,048 478,961,025
ON Semiconductor Corp.
(a)(b)
........... 3,890,808 367,992,621
Qorvo, Inc.
(a)(b)
..................... 898,600 91,684,158
QUALCOMM, Inc. .................. 10,036,236 1,194,713,533
Skyworks Solutions, Inc. .............. 1,433,844 158,712,192
SolarEdge Technologies, Inc.
(a)(b)
........ 507,651 136,583,502
Teradyne, Inc.
(a)
.................... 1,396,804 155,506,189
Texas Instruments, Inc. ............... 8,177,259 1,472,070,165
24,675,346,372
Software — 10.3%
Adobe, Inc.
(b)
...................... 4,132,494 2,020,748,241
ANSYS, Inc.
(a)(b)
.................... 780,762 257,862,266
Autodesk, Inc.
(a)(b)
................... 1,929,342 394,762,667
Cadence Design Systems, Inc.
(b)
........ 2,456,659 576,135,669
Fair Isaac Corp.
(b)
................... 225,172 182,211,434
Fortinet, Inc.
(b)
..................... 5,871,436 443,821,847
Gen Digital, Inc. .................... 5,116,896 94,918,421
Intuit, Inc. ........................ 2,527,517 1,158,083,014
Microsoft Corp. .................... 66,987,867 22,812,048,228
Oracle Corp. ...................... 13,864,123 1,651,078,408
Palo Alto Networks, Inc.
(a)(b)
............ 2,726,260 696,586,693
PTC, Inc.
(a)(b)
...................... 959,667 136,560,614
Roper Technologies, Inc. .............. 960,332 461,727,626
Salesforce, Inc.
(b)
................... 8,820,265 1,863,369,184
ServiceNow, Inc.
(a)(b)
................. 1,835,550 1,031,524,033
Synopsys, Inc.
(a)(b)
.................. 1,372,113 597,431,721
Tyler Technologies, Inc.
(a)(b)
............ 377,704 157,302,385
34,536,172,451
Specialized REITs — 1.1%
American Tower Corp. ............... 4,198,703 814,296,460
Crown Castle, Inc. .................. 3,907,000 445,163,580
Digital Realty Trust, Inc. .............. 2,624,784 298,884,154
Equinix, Inc. ...................... 842,574 660,527,461
Extra Space Storage, Inc. ............. 1,216,714 181,107,879
Iron Mountain, Inc.
(a)
................. 2,627,255 149,280,629
Public Storage ..................... 1,425,567 416,094,496
SBA Communications Corp. ........... 976,067 226,213,288
VICI Properties, Inc. ................. 9,047,425 284,360,568
Weyerhaeuser Co. .................. 6,597,411 221,079,243
3,697,007,758
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 535,892 37,673,208
AutoZone, Inc.
(a)(b)
.................. 165,751 413,276,914
Bath & Body Works, Inc. .............. 2,062,674 77,350,275
Best Buy Co., Inc. .................. 1,753,279 143,681,214
CarMax, Inc.
(a)(b)
.................... 1,425,363 119,302,883
Home Depot, Inc. (The) .............. 9,123,378 2,834,086,142
Lowe's Cos., Inc. ................... 5,372,726 1,212,624,258
O'Reilly Automotive, Inc.
(a)(b)
............ 548,435 523,919,956
Ross Stores, Inc. ................... 3,081,656 345,546,087
TJX Cos., Inc. (The) ................. 10,374,070 879,617,395
Tractor Supply Co. .................. 987,163 218,261,739
Ulta Beauty, Inc.
(a)(b)
................. 451,266 212,363,523
7,017,703,594
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. ....................... 133,201,017 25,837,001,267
Hewlett Packard Enterprise Co. ......... 11,674,752 196,135,834
HP, Inc. ......................... 7,810,060 239,846,943
NetApp, Inc. ...................... 1,927,121 147,232,044
Seagate Technology Holdings plc ........ 1,735,034 107,346,553

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)(b)
.............. 2,882,348 $ 109,327,460
26,636,890,101
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B ................. 11,100,185 1,225,127,418
Ralph Lauren Corp., Class A ........... 370,495 45,682,033
Tapestry, Inc. ...................... 2,088,350 89,381,380
VF Corp. ........................ 2,976,306 56,817,682
1,417,008,513
Tobacco — 0.6%
Altria Group, Inc. ................... 16,081,836 728,507,171
Philip Morris International, Inc. .......... 13,984,037 1,365,121,692
2,093,628,863
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 5,144,518 303,475,117
United Rentals, Inc.
(a)
................ 619,202 275,773,994
WW Grainger, Inc. .................. 402,276 317,230,831
896,479,942
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 1,753,551 250,319,405
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)(b)
................. 5,188,796 $ 720,723,764
Total Long-Term Investments — 99.7%
(Cost: $297,867,854,898) .......................... 334,803,057,820
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 1,926,931,700 1,927,317,086
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 646,026,347 646,026,347
Total Short-Term Securities — 0.8%
(Cost: $2,572,157,028) ........................... 2,573,343,433
Total Investments — 100.5%
(Cost: $300,440,011,926 ) .......................... 337,376,401,253
Liabilities in Excess of Other Assets — (0.5)% ............ (1,651,004,402)
Net Assets — 100.0% ..............................
$ 335,725,396,851
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 2,493,216,128 $ — $ (565,716,847)
(a)
$ 216,114 $ (398,309) $ 1,927,317,086 1,926,931,700 $ 1,715,827
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 528,291,394 117,734,953
(a)
— — — 646,026,347 646,026,347 6,937,420 —
BlackRock, Inc. ............ 889,552,216 46,762,846 (32,494,384) 7,849,306 20,874,160 932,544,144 1,349,284 6,621,960 —
$ 8,065,420 $ 20,475,851 $ 3,505,887,577 $ 15,275,207 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,045 09/15/23 $ 907,749 $ 27,802,078

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Core S&P 500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 334,803,057,820 $ — $ — $ 334,803,057,820
Short-Term Securities
Money Market Funds ...................................... 2,573,343,433 — — 2,573,343,433
$ 337,376,401,253 $ — $ — $ 337,376,401,253
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 27,802,078 $ — $ — $ 27,802,078
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's